Equity	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Equity [Abstract]
EQUITY

11.    EQUITY

The shareholders’ equity structure as of June 30, 2025 are presented after giving retroactive effect to the reorganization of the Company that was completed on September 20, 2024. Immediately before and after reorganization, the Company, together with its wholly-owned subsidiaries, were effectively controlled by the same shareholders; therefore, for accounting purposes, the reorganization was accounted for as a recapitalization.

Authorized Shares

As of the date of this report, the Company has 500,000,000 authorized ordinary shares, par value US$0.0001 per share.

Ordinary Shares

As of the date of this report, the Company has 12,500,000 ordinary shares were issued to the participating shareholders, fully paid and outstanding, in connection with the reorganization of the Company.

11.    EQUITY

The shareholders’ equity structure as of June 30, 2024 are presented after giving retroactive effect to the reorganization of the Company that was completed on September 20, 2024. Immediately before and after reorganization, the Company, together with its wholly-owned subsidiaries, were effectively controlled by the same shareholders; therefore, for accounting purposes, the reorganization was accounted for as a recapitalization.

Authorized Shares

As of the date of this report, the Company has 500,000,000 authorized ordinary shares, par value US$0.0001 per share.

Ordinary Shares

As of the date of this report, the Company has 12,500,000 ordinary shares were issued to the participating shareholders, fully paid and outstanding, in connection with the reorganization of the Company.